COST OF SALES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Cost of sales	€ 2,648,953	€ 2,080,613	€ 1,686,324
Interest and other financial expense	€ 27,145	€ 16,639	€ 36,628